LOANS, FINANCING AND DEBENTURES - Summary of Funding and Payments (Details) R$ in Thousands						12 Months Ended
	Jul. 05, 2018 BRL (R$)	Nov. 13, 2017	Jan. 26, 2017 BRL (R$) item $ / item	Jan. 13, 2017 BRL (R$) item $ / item	Dec. 30, 2014 BRL (R$) installment	Dec. 31, 2018 BRL (R$) item	Dec. 31, 2017 BRL (R$) installment item	Dec. 31, 2016 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Additions						R$ 525,069	R$ 3,640,782
Write-offs (payments), Principal						(2,893,219)	(4,485,495)	R$ (2,171,100)
Write-offs (payments), Financial charges						(494,931)	(859,586)	R$ (926,223)
Write-offs (payments), Total						(3,388,150)	(5,345,081)
Loans and financing
LOANS, FINANCING AND DEBENTURES
Additions							55,876
Write-offs (payments), Principal						(961,687)	(1,781,261)
Write-offs (payments), Financial charges						(156,668)	(244,702)
Write-offs (payments), Total						(1,118,355)	(2,025,963)
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023
LOANS, FINANCING AND DEBENTURES
Credit facility					R$ 1,000,293
Annual interest rate (as a percent)					4.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | Minimum | TJLP
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)					0.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (TJLP) | Maximum | TJLP
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)					3.12%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (4% to 6%)
LOANS, FINANCING AND DEBENTURES
Term					7 years
Consecutive monthly installments | installment					60
Adjustment to interest rate (as a percent)					6.00%
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic)
LOANS, FINANCING AND DEBENTURES
Additions							15,998
Write-offs (payments), Principal						(946,763)	(825,256)
Write-offs (payments), Financial charges						(152,447)	(213,752)
Write-offs (payments), Total						(1,099,210)	(1,039,008)
Term					8 years
Consecutive monthly installments | installment					60
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic) | Selic
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)					2.32%
BNB
LOANS, FINANCING AND DEBENTURES
Additions							39,878
Write-offs (payments), Principal						(14,924)	(11,808)
Write-offs (payments), Financial charges						(4,221)	(4,073)
Write-offs (payments), Total						(19,145)	R$ (15,881)
Term							8 years
Consecutive monthly installments | installment							72
BNB | Minimum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)							7.06%
BNB | Maximum
LOANS, FINANCING AND DEBENTURES
Annual interest rate (as a percent)							10.00%
Resolution 4131 - Scotiabank and Bank of America
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Principal							R$ (944,197)
Write-offs (payments), Financial charges							(26,877)
Write-offs (payments), Total							(971,074)
Debentures
LOANS, FINANCING AND DEBENTURES
Additions							3,000,000
Write-offs (payments), Principal						(1,324,723)	(2,000,000)
Write-offs (payments), Financial charges						(265,992)	(513,937)
Write-offs (payments), Total						(1,590,715)	(2,513,937)
4th issue - Series 3
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Financial charges						(1,583)	(1,522)
Write-offs (payments), Total						R$ (1,583)	R$ (1,522)
Number of debentures | item						810,000	810,000
1st issue - Minas Comunica
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Principal						R$ (24,723)
Write-offs (payments), Financial charges						(1,082)
Write-offs (payments), Total						R$ (25,805)
Number of debentures | item						5,550	5,550
1st issue - Series 1
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Total	R$ 3,012
1st issue - Series 2
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Total	8,285
1st issue - Series 3
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Total	R$ 14,508
3rd issue
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Principal							R$ (2,000,000)
Write-offs (payments), Financial charges							(246,817)
Write-offs (payments), Total							(2,246,817)
4th issue
LOANS, FINANCING AND DEBENTURES
Write-offs (payments), Principal						R$ (1,300,000)
Write-offs (payments), Financial charges						(47,257)	(151,152)
Write-offs (payments), Total						R$ (1,347,257)	R$ (151,152)
Number of debentures | item						130,000	130,000
5th issue
LOANS, FINANCING AND DEBENTURES
Additions							R$ 2,000,000
Write-offs (payments), Financial charges						R$ (149,795)	(114,446)
Write-offs (payments), Total						R$ (149,795)	R$ (114,446)
Term			5 years
Debenture			R$ 2,000,000
Number of debentures | item			200,000			200,000	200,000
Debenture par value | $ / item			10
Accumulated variation of CDI, as a percent			108.25%
6th issue
LOANS, FINANCING AND DEBENTURES
Additions							R$ 1,000,000
Write-offs (payments), Financial charges						R$ (66,275)
Write-offs (payments), Total						R$ (66,275)
Term				3 years
Debenture				R$ 1,000,000
Number of debentures | item				100,000		100,000	100,000
Debenture par value | $ / item				10
Accumulated variation of CDI, as a percent				100.00%
Spread		0.24%
Financing - Suppliers
LOANS, FINANCING AND DEBENTURES
Additions						R$ 506,397	R$ 571,444
Write-offs (payments), Principal						(571,434)	(668,512)
Write-offs (payments), Financial charges						(51,040)	(88,974)
Write-offs (payments), Total						(622,474)	(757,486)
Finance lease
LOANS, FINANCING AND DEBENTURES
Additions						18,672	13,462
Write-offs (payments), Principal						(35,375)	(35,722)
Write-offs (payments), Financial charges						(21,231)	(11,973)
Write-offs (payments), Total						R$ (56,606)	R$ (47,695)